UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

AB CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2015

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Corporate Income Shares

January 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 85.1%
Industrial - 45.3%
Basic - 4.1%
Alpek SAB de CV
4.50%, 11/20/22 (a)	$200	$204,000
Celulosa Arauco y Constitucion SA
4.50%, 8/01/24	200	202,768
CF Industries, Inc.
7.125%, 5/01/20	50	60,576
Dow Chemical Co. (The)
8.55%, 5/15/19	185	232,978
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20	284	299,762
Freeport-McMoRan, Inc.
2.375%, 3/15/18	69	66,613
International Paper Co.
4.75%, 2/15/22	175	195,322
7.50%, 8/15/21	80	101,443
LyondellBasell Industries NV
5.00%, 4/15/19	200	221,301
Teck Resources Ltd.
4.50%, 1/15/21	100	94,346
Weyerhaeuser Co.
4.625%, 9/15/23	40	44,485
Yamana Gold, Inc.
4.95%, 7/15/24	102	103,306

		1,826,900

Capital Goods - 1.7%
BAE Systems Holdings, Inc.
3.80%, 10/07/24 (a)	76	81,272
Boeing Co. (The)
5.875%, 2/15/40	140	197,029
Embraer SA
5.15%, 6/15/22	200	211,750
Owens Corning
9.00%, 6/15/19	210	257,921

		747,972

Communications - Media - 5.5%
21st Century Fox America, Inc.
7.43%, 10/01/26	55	73,109
8.875%, 4/26/23	125	173,972
CBS Corp.
4.90%, 8/15/44	80	88,049
5.75%, 4/15/20	169	197,721
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	110	163,097
Comcast Corp.
5.70%, 5/15/18	100	113,591
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22	90	94,317
4.45%, 4/01/24	100	108,573
5.00%, 3/01/21	110	123,324

	Principal Amount (000)	U.S. $ Value
Discovery Communications LLC
4.875%, 4/01/43	$84	$91,757
Moody’s Corp.
2.75%, 7/15/19	79	81,164
Omnicom Group, Inc.
6.25%, 7/15/19	165	194,454
Scripps Networks Interactive, Inc.
2.75%, 11/15/19	68	69,809
TCI Communications, Inc.
7.875%, 2/15/26	250	362,864
Time Warner Cable, Inc.
4.50%, 9/15/42	65	69,321
5.50%, 9/01/41	25	29,788
5.875%, 11/15/40	30	37,450
6.55%, 5/01/37	39	51,243
Time Warner, Inc.
4.70%, 1/15/21	60	67,423
6.25%, 3/29/41	85	112,401
Viacom, Inc.
4.25%, 9/01/23	120	127,347
5.25%, 4/01/44	50	55,694

		2,486,468

Communications - Telecommunications - 6.9%
American Tower Corp.
3.40%, 2/15/19	40	41,277
4.50%, 1/15/18	40	42,827
7.25%, 5/15/19	150	177,731
Ameritech Capital Funding Corp.
6.55%, 1/15/28	130	162,799
AT&T, Inc.
3.00%, 2/15/22	420	425,874
3.875%, 8/15/21	230	246,345
BellSouth Corp.
6.55%, 6/15/34	145	194,838
British Telecommunications PLC
9.625%, 12/15/30	175	286,383
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)	190	217,492
Rogers Communications, Inc.
4.10%, 10/01/23	90	97,643
Telefonica Emisiones SAU
5.462%, 2/16/21	145	167,758
Verizon Communications, Inc.
2.625%, 2/21/20 (a)	85	85,979
3.50%, 11/01/21	275	286,290
3.85%, 11/01/42	90	85,208
5.15%, 9/15/23	217	248,815
6.55%, 9/15/43	104	140,487
Verizon New York, Inc. Series B
7.375%, 4/01/32	170	220,638

		3,128,384

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 2.1%
Ford Motor Co.
6.50%, 8/01/18	$225	$259,959
Ford Motor Credit Co. LLC
5.875%, 8/02/21	575	680,027

		939,986

Consumer Cyclical - Entertainment - 0.4%
Carnival Corp.
1.875%, 12/15/17	180	180,499

Consumer Cyclical - Other - 0.8%
Host Hotels & Resorts LP Series D
3.75%, 10/15/23	91	93,458
Marriott International, Inc./MD
3.00%, 3/01/19	151	157,264
Wyndham Worldwide Corp.
2.50%, 3/01/18	115	115,935

		366,657

Consumer Cyclical - Restaurants - 0.1%
Yum! Brands, Inc.
3.875%, 11/01/20	60	64,083

Consumer Cyclical - Retailers - 2.0%
Advance Auto Parts, Inc.
4.50%, 12/01/23	115	124,835
Gap, Inc. (The)
5.95%, 4/12/21	100	116,322
Home Depot, Inc. (The)
5.40%, 9/15/40	130	170,612
5.875%, 12/16/36	30	40,820
Kohl’s Corp.
6.25%, 12/15/17	85	95,408
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	250	268,569
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21	93	96,526

		913,092

Consumer Non - Cyclical - 6.7%
AbbVie, Inc.
2.90%, 11/06/22	100	101,673
Actavis, Inc.
1.875%, 10/01/17	130	130,419
Altria Group, Inc.
4.75%, 5/05/21	370	416,045
Amgen, Inc.
5.15%, 11/15/41	120	142,187
Becton Dickinson and Co.
2.675%, 12/15/19	42	43,108
3.25%, 11/12/20	79	81,771
3.734%, 12/15/24	36	38,349
Bristol-Myers Squibb Co.
5.875%, 11/15/36	52	70,175
ConAgra Foods, Inc.
5.819%, 6/15/17	200	219,003

	Principal Amount (000)	U.S. $ Value
Forest Laboratories, Inc.
4.375%, 2/01/19 (a)	$105	$112,719
Grupo Bimbo SAB de CV
4.50%, 1/25/22 (a)	100	107,989
Kroger Co. (The)
3.85%, 8/01/23	180	192,876
Laboratory Corp. of America Holdings
3.20%, 2/01/22	42	42,713
3.60%, 2/01/25	41	41,849
McKesson Corp.
7.50%, 2/15/19	105	127,216
Medtronic, Inc.
3.15%, 3/15/22 (a)	130	136,312
Mylan, Inc./PA
2.60%, 6/24/18	140	143,118
Perrigo Co. PLC
4.00%, 11/15/23	200	212,175
Procter & Gamble Co. (The)
5.80%, 8/15/34	55	77,630
Reynolds American, Inc.
3.25%, 11/01/22	61	61,270
4.85%, 9/15/23	40	44,521
Tyson Foods, Inc.
2.65%, 8/15/19	24	24,654
3.95%, 8/15/24	75	80,550
4.50%, 6/15/22	110	123,043
Whirlpool Corp.
3.70%, 3/01/23	120	126,074
Wyeth LLC
6.00%, 2/15/36	100	138,733

		3,036,172

Energy - 10.5%
Anadarko Petroleum Corp.
6.20%, 3/15/40	35	43,556
6.375%, 9/15/17	265	294,591
Apache Corp.
4.25%, 1/15/44	215	201,370
ConocoPhillips Holding Co.
6.95%, 4/15/29	166	229,305
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	40	34,648
Enbridge Energy Partners LP
4.20%, 9/15/21	100	105,846
Energy Transfer Partners LP
4.65%, 6/01/21	111	118,888
Enterprise Products Operating LLC
3.75%, 2/15/25	135	140,741
5.25%, 1/31/20	350	396,260
Hess Corp.
5.60%, 2/15/41	40	43,438
7.875%, 10/01/29	144	192,403
Kinder Morgan Energy Partners LP
3.95%, 9/01/22	175	178,694
4.15%, 2/01/24	90	92,804
7.40%, 3/15/31	145	174,958

	Principal Amount (000)	U.S. $ Value
Marathon Oil Corp.
6.80%, 3/15/32	$35	$43,785
Marathon Petroleum Corp.
5.125%, 3/01/21	120	135,260
Nabors Industries, Inc.
2.35%, 9/15/16	131	129,962
5.10%, 9/15/23	106	96,979
NiSource Finance Corp.
6.80%, 1/15/19	100	119,057
Noble Energy, Inc.
4.15%, 12/15/21	65	68,035
Noble Holding International Ltd.
4.90%, 8/01/20	76	69,209
ONEOK Partners LP
3.375%, 10/01/22	240	223,778
Phillips 66
4.30%, 4/01/22	54	59,038
Spectra Energy Capital LLC
8.00%, 10/01/19	23	28,305
Spectra Energy Partners LP
2.95%, 9/25/18	77	79,399
4.60%, 6/15/21	75	83,095
Suncor Energy, Inc.
6.50%, 6/15/38	50	64,918
Sunoco Logistics Partners Operations LP
4.25%, 4/01/24	54	56,119
5.30%, 4/01/44	60	63,665
Talisman Energy, Inc.
3.75%, 2/01/21	64	61,891
Transocean, Inc.
6.375%, 12/15/21	85	70,284
6.50%, 11/15/20	50	41,875
Valero Energy Corp.
6.125%, 2/01/20	70	80,521
6.625%, 6/15/37	67	80,984
7.50%, 4/15/32	46	59,060
Weatherford International Ltd./Bermuda
4.50%, 4/15/22	205	171,456
5.125%, 9/15/20	85	74,808
9.625%, 3/01/19	45	47,974
Williams Partners LP
3.90%, 1/15/25	69	66,759
4.125%, 11/15/20	250	261,953
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 2/01/17	115	126,683

		4,712,354

Other Industrial - 0.5%
Fresnillo PLC
5.50%, 11/13/23 (a)	200	208,032

Technology - 2.4%
Fidelity National Information Services, Inc.
3.875%, 6/05/24	115	120,158
Hewlett-Packard Co.
2.75%, 1/14/19	14	14,390
3.75%, 12/01/20	87	92,270

	Principal Amount (000)	U.S. $ Value
4.30%, 6/01/21	$80	$86,637
4.65%, 12/09/21	29	32,128
KLA-Tencor Corp.
4.65%, 11/01/24	175	186,335
Motorola Solutions, Inc.
3.75%, 5/15/22	220	228,092
Seagate HDD Cayman
4.75%, 1/01/25 (a)	35	37,027
4.75%, 6/01/23	75	80,016
Total System Services, Inc.
2.375%, 6/01/18	105	105,525
Xerox Corp.
2.80%, 5/15/20	95	95,316

		1,077,894

Transportation - Railroads - 0.7%
Burlington Northern Santa Fe LLC
4.55%, 9/01/44	85	96,801
CSX Corp.
4.40%, 3/01/43	180	202,141

		298,942

Transportation - Services - 0.9%
FedEx Corp.
8.00%, 1/15/19	40	49,268
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.75%, 5/11/17 (a)	120	125,451
Ryder System, Inc.
2.50%, 3/01/18	185	190,341
5.85%, 11/01/16	28	30,265

		395,325

		20,382,760

Financial Institutions - 36.9%
Banking - 19.8%
ABN AMRO Bank NV Series E
6.25%, 9/13/22 (a)	255	276,675
Bank of America Corp.
3.30%, 1/11/23	140	143,049
4.00%, 1/22/25	215	218,904
4.10%, 7/24/23	200	216,746
4.20%, 8/26/24	60	62,300
4.875%, 4/01/44	120	140,952
5.00%, 5/13/21	235	267,140
Bank One Michigan
8.25%, 11/01/24	440	613,465
BB&T Corp.
5.25%, 11/01/19	275	312,095
BPCE SA
5.15%, 7/21/24 (a)	200	214,219
Capital One Bank USA NA
3.375%, 2/15/23	275	279,759
Citigroup, Inc.

	Principal Amount (000)	U.S. $ Value
3.50%, 5/15/23	$170	$170,485
3.875%, 10/25/23	98	104,307
6.625%, 1/15/28	210	273,504
Countrywide Financial Corp.
6.25%, 5/15/16	253	268,479
Fifth Third Bancorp
3.50%, 3/15/22	31	32,752
5.45%, 1/15/17	105	113,013
Goldman Sachs Group, Inc. (The)
2.375%, 1/22/18	130	132,537
3.85%, 7/08/24	460	487,397
Series D
6.00%, 6/15/20	320	377,092
Series G
7.50%, 2/15/19	75	90,375
JPMorgan Chase & Co.
3.875%, 9/10/24	110	113,567
Morgan Stanley
2.65%, 1/27/20	96	97,009
5.625%, 9/23/19	604	691,207
Series G
4.35%, 9/08/26	50	51,902
5.50%, 7/24/20	395	454,568
6.625%, 4/01/18	100	114,273
People’s United Bank
4.00%, 7/15/24	250	261,175
People’s United Financial, Inc.
3.65%, 12/06/22	83	86,182
PNC Bank NA
4.875%, 9/21/17	400	433,066
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(b)	100	104,000
Regions Financial Corp.
2.00%, 5/15/18	300	299,356
Santander Holdings USA, Inc./PA
3.45%, 8/27/18	130	135,914
Standard Chartered PLC
4.00%, 7/12/22 (a)	245	250,513
State Street Corp.
4.956%, 3/15/18	240	262,096
SunTrust Bank/Atlanta GA
7.25%, 3/15/18	145	169,206
Synchrony Financial
2.70%, 2/03/20	110	110,817
Wells Fargo & Co.
4.65%, 11/04/44	110	121,436
Wells Fargo Bank NA
6.18%, 2/15/36	250	346,223
Zions Bancorporation
4.50%, 6/13/23	13	13,989

		8,911,744

Finance - 1.7%
GE Capital Trust I
6.375%, 11/15/67	170	183,972
General Electric Capital Corp.
5.875%, 1/14/38	140	185,619

	Principal Amount (000)	U.S. $ Value
HSBC Finance Capital Trust IX
5.911%, 11/30/35	$370	$375,032

		744,623

Insurance - 8.1%
American International Group, Inc.
6.40%, 12/15/20	285	348,724
8.175%, 5/15/58	65	89,050
Anthem, Inc.
7.00%, 2/15/19	255	304,885
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd.
6.375%, 9/01/24 (a)	200	211,418
Assurant, Inc.
2.50%, 3/15/18	105	107,190
Cigna Corp.
4.00%, 2/15/22	175	189,809
7.875%, 5/15/27	65	92,543
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)	42	62,732
Hartford Financial Services Group, Inc. (The)
5.375%, 3/15/17	190	205,674
5.50%, 3/30/20	100	115,516
6.10%, 10/01/41	45	59,063
Humana, Inc.
7.20%, 6/15/18	180	210,890
Lincoln National Corp.
4.85%, 6/24/21	100	112,715
8.75%, 7/01/19	82	104,380
Markel Corp.
7.125%, 9/30/19	59	70,916
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	150	190,500
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	90	149,820
Principal Financial Group, Inc.
1.85%, 11/15/17	170	171,011
Progressive Corp. (The)
6.70%, 6/15/37	62	66,650
Prudential Financial, Inc.
4.50%, 11/15/20	39	43,548
5.625%, 6/15/43	200	208,000
Series B
5.75%, 7/15/33	135	173,544
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)	140	142,309
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	90	118,637
XLIT Ltd.
6.25%, 5/15/27	75	94,586

		3,644,110

REITS - 7.3%
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	100	103,738

	Principal Amount (000)	U.S. $ Value
Boston Properties LP
3.125%, 9/01/23	$200	$203,613
DDR Corp.
9.625%, 3/15/16	105	114,900
Duke Realty LP
6.75%, 3/15/20	55	66,003
EPR Properties
5.25%, 7/15/23	175	191,065
Essex Portfolio LP
3.25%, 5/01/23	56	56,237
3.375%, 1/15/23	125	126,915
HCP, Inc.
4.20%, 3/01/24	150	160,745
6.70%, 1/30/18	160	183,179
Health Care REIT, Inc.
2.25%, 3/15/18	107	108,475
5.25%, 1/15/22	140	159,974
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	140	142,809
Hospitality Properties Trust
5.00%, 8/15/22	210	227,173
Kimco Realty Corp.
6.875%, 10/01/19	70	84,372
Mid-America Apartments LP
3.75%, 6/15/24	115	120,063
Omega Healthcare Investors, Inc.
4.50%, 1/15/25 (a)	108	111,930
Realty Income Corp.
5.75%, 1/15/21	210	246,149
Trust F/1401
5.25%, 12/15/24 (a)	230	242,305
Ventas Realty LP/Ventas Capital Corp.
2.00%, 2/15/18	216	218,119
Vornado Realty LP
5.00%, 1/15/22	215	241,816
Washington Real Estate Investment Trust
4.95%, 10/01/20	140	153,636

		3,263,216

		16,563,693

Utility - 2.6%
Electric - 2.4%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36	150	202,892
CMS Energy Corp.
6.25%, 2/01/20	165	194,677
Consolidated Edison Co. of New York, Inc.
4.45%, 6/15/20	100	112,285
Series 07-A
6.30%, 8/15/37	30	42,338
Empresa Nacional de Electricidad SA/Chile
4.25%, 4/15/24	33	34,012
Exelon Generation Co. LLC
4.25%, 6/15/22	150	160,260
Pacific Gas & Electric Co.
4.50%, 12/15/41	50	57,277

	Principal Amount (000)	U.S. $ Value
PacifiCorp
6.00%, 1/15/39	$70	$98,564
Potomac Electric Power Co.
6.50%, 11/15/37	65	95,098
Trans-Allegheny Interstate Line Co.
3.85%, 6/01/25 (a)	66	70,106

		1,067,509

Natural Gas - 0.2%
AGL Capital Corp.
5.25%, 8/15/19	105	119,490

		1,186,999

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
Petrobras International Finance Co SA
5.375%, 1/27/21	130	116,797

Total Corporates - Investment Grade (cost $36,284,352)		38,250,249

GOVERNMENTS - TREASURIES - 5.6%
United States - 5.6%
U.S. Treasury Bonds
3.125%, 2/15/42	660	780,914
3.625%, 8/15/43-2/15/44	770	996,484
4.625%, 2/15/40	195	286,086
U.S. Treasury Notes
1.375%, 5/31/20	250	250,215
2.25%, 11/15/24	190	199,738

Total Governments - Treasuries (cost $2,040,503)		2,513,437

QUASI-SOVEREIGNS - 1.6%
Quasi-Sovereign Bonds - 1.6%
Mexico - 1.6%
Comision Federal de Electricidad
5.75%, 2/14/42 (a)	200	218,000
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23	429	415,816
6.625%, 6/15/35	70	80,311
Total Quasi-Sovereigns (cost $694,828)		714,127

CORPORATES - NON-INVESTMENT GRADE - 0.8%
Financial Institutions - 0.3%
Banking - 0.2%
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	100	106,229

Finance - 0.1%
Navient Corp.
4.875%, 6/17/19	46	46,345

		152,574

	Principal Amount (000)	U.S. $ Value
Utility - 0.3%
Electric - 0.3%
FirstEnergy Transmission LLC
4.35%, 1/15/25 (a)	$115	$122,656

Industrial - 0.2%
Basic - 0.2%
Commercial Metals Co.
7.35%, 8/15/18	80	86,600

Total Corporates - Non-Investment Grade (cost $339,828)		361,830

	Shares
PREFERRED STOCKS - 0.8%
Financial Institutions - 0.8%
Banking - 0.4%
US Bancorp/MN
6.00%	6,550	177,898

Insurance - 0.4%
Allstate Corp. (The)
5.10%	6,950	179,379

Total Preferred Stocks (cost $360,042)		357,277

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Poland - 0.2%
Poland Government International Bond
4.00%, 1/22/24 (cost $99,263)	$100	109,000

GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Colombia - 0.2%
Ecopetrol SA
5.875%, 9/18/23 (cost $76,334)	77	81,620

SHORT-TERM INVESTMENTS - 2.0%
Time Deposit - 2.0%
State Street Time Deposit
0.01%, 2/02/15 (cost $875,288)	875	875,288

Total Investments - 96.3% (cost $40,770,438) (c)		43,262,828
Other assets less liabilities - 3.7%		1,673,343

Net Assets - 100.0%		$44,936,171

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	255	5/02/24	2.790%	3 Month LIBOR	$(24,400)
Citigroup Global Markets, Inc./(CME Group)	320	5/02/34	3 Month LIBOR	3.363%	69,284
Citigroup Global Markets, Inc./(CME Group)	60	11/04/44	3 Month LIBOR	3.049%	12,364
Morgan Stanley & Co., LLC/(CME Group)	770	11/29/23	2.793%	3 Month LIBOR	(71,457)
Morgan Stanley & Co., LLC/(CME Group)	510	1/28/24	2.861%	3 Month LIBOR	(48,383)

					$(62,592)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.81	121	$982	$(1,433)	$2,415

*	Termination Date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	600	6/10/43	3 Month LIBOR	3.191%	$137,968
JPMorgan Chase Bank	175	6/10/23	2.293%	3 Month LIBOR	(8,767)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	350	6/10/33	3 Month LIBOR	3.027%	$53,963

					$183,164

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate market value of these securities amounted to $3,789,685 or 8.4% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,708,107 and gross unrealized depreciation of investments was $(215,717), resulting in net unrealized appreciation of $2,492,390.

Glossary:

CME	-	Chicago Mercantile Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

AB Corporate Income Shares

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$–0	–	$38,250,249			$–0	–	$38,250,249
Governments - Treasuries	– 0	–	2,513,437			– 0	–	2,513,437
Quasi-Sovereigns	– 0	–	714,127			– 0	–	714,127
Corporates - Non-Investment Grade	– 0	–	361,830			– 0	–	361,830
Preferred Stocks	357,277		– 0	–		– 0	–	357,277
Governments - Sovereign Bonds	– 0	–	109,000			– 0	–	109,000
Governments - Sovereign Agencies	– 0	–	81,620			– 0	–	81,620
Short-Term Investments	– 0	–	875,288			– 0	–	875,288

Total Investments in Securities	357,277		42,905,551			– 0	–	43,262,828
Other Financial Instruments* :
Assets:
Centrally Cleared Interest Rate Swaps	– 0	–	81,648			– 0	–	81,648
Credit Default Swaps	– 0	–	2,415			– 0	–	2,415
Interest Rate Swaps	– 0	–	191,931			– 0	–	191,931
Liabilities:
Centrally Cleared Interest Rate Swaps	– 0	–	(144,240)			– 0	–	(144,240)
Interest Rate Swaps	– 0	–	(8,767)			– 0	–	(8,767)

Total^	$357,277		$43,028,538		$	– 0	–	$43,385,815

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Shares

Portfolio of Investments

January 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.5%
Long-Term Municipal Bonds - 96.4%
Alabama - 3.5%
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
5.00%, 1/01/24	$2,000	$2,034,900
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	11,645	13,181,441
Cullman County Health Care Authority (Cullman Regional Medical Center, Inc.)
Series 2009A
7.00%, 2/01/36	400	437,996
Selma Industrial Development Board (International Paper Co.)
Series 2010A
5.80%, 5/01/34	200	230,210
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Health Services, Inc.)
Series 2012
5.00%, 12/01/31	3,000	3,461,700

		19,346,247

Alaska - 0.0%
City of Koyukuk AK (Tanana Chiefs Conference)
Series 2011
7.75%, 10/01/41	100	111,074

Arizona - 1.2%
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.10%, 10/01/22	200	202,844
5.20%, 10/01/37	1,575	1,568,653
Downtown Phoenix Hotel Corp. (Downtown Phoenix Hotel Corp. Hotel Occupancy Tax)
FGIC Series 2005A
5.00%, 7/01/40	150	150,429
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies)
Series 2014
5.00%, 7/01/44 (a)	2,975	3,094,892
Mohave County Industrial Development Authority (Mohave Prison LLC)
Series 2008
8.00%, 5/01/25	100	116,857
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	100	117,006
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	150	180,651

	Principal Amount (000)	U.S. $ Value
University of Arizona
Series 2014
5.00%, 8/01/33	$1,000	$1,187,760

		6,619,092

California - 7.8%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	100	116,634
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/31	1,460	1,740,875
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/27	1,000	1,209,700
California Educational Facilities Authority (University of the Pacific)
Series 2012A
5.00%, 11/01/42	100	111,282
California Municipal Finance Authority (Azusa Pacific University)
Series 2011B
7.75%, 4/01/31	85	104,957
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32	1,000	1,104,320
Series 2014
5.00%, 1/01/35	1,335	1,360,018
California Municipal Finance Authority (Partnerships Uplift Cmnty Proj)
Series 2012A
5.30%, 8/01/47	1,025	1,066,738
California Municipal Finance Authority (Rocketship Education)
Series 2014A
7.00%, 6/01/34	1,200	1,374,264
7.25%, 6/01/43	2,075	2,373,343
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43	765	844,185
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (a)	10,650	11,669,631
California School Finance Authority (Partnerships Uplift Cmnty Valley Proj)
Series 2014A
6.40%, 8/01/34	3,000	3,427,230
California School Finance Authority (TRI Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47	745	812,117

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	$530	$580,567
California Statewide Communities Development Authority (Front Porch Communities & Services)
Series 2007A
5.125%, 4/01/37 (a)	100	102,778
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44	1,200	1,228,392
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41	100	122,613
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	140	162,831
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
6.00%, 10/01/47	250	271,018
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	100	124,710
City of San Jose CA Airport Revenue
AMBAC Series 2007A
5.00%, 3/01/37	100	105,982
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47	5,695	4,622,631
Los Angeles CA Dept Wtr Pwr
5.00%, 7/01/31 (b)	1,000	1,197,730
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/31	1,000	1,100,170
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	1,450	1,612,038
Series 2014B
5.25%, 1/15/44	1,000	1,104,320
Southern California Logistics Airport Authority
XLCA Series 2006
5.00%, 12/01/36-12/01/43	1,685	1,658,598

	Principal Amount (000)	U.S. $ Value
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.)
Series 2006A1-SNR
5.125%, 6/01/46	$1,500	$1,276,380
Univ of California CA Revenues
5.00%, 5/15/33 (b)	1,000	1,189,200

		43,775,252

Colorado - 2.9%
Colorado Educational & Cultural Facilities Authority (Skyview Academy)
Series 2014
5.125%, 7/01/34 (a)	775	812,998
5.375%, 7/01/44 (a)	1,360	1,428,041
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	5,910	6,790,472
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2012
5.00%, 12/01/42	2,910	3,185,810
E-470 Public Highway Authority
Series 2010C
5.375%, 9/01/26	1,000	1,165,140
Foothills Metropolitan District
Series 2014
6.00%, 12/01/38	1,000	1,067,990
Park Creek Metropolitan District
Series 2005
5.50%, 12/01/37	200	204,926
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/40	1,500	1,591,770
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	200	228,970

		16,476,117

Connecticut - 1.3%
State of Connecticut
Series 2013E
5.00%, 8/15/31 (b)	1,000	1,190,980
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/31	5,000	5,915,400

		7,106,380

Delaware - 0.7%
Delaware State Economic Development Authority (Delaware Military Academy, Inc.)
Series 2014
5.00%, 9/01/44-9/01/49	2,440	2,562,301

	Principal Amount (000)	U.S. $ Value
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	$1,310	$1,392,517

		3,954,818

District of Columbia - 0.7%
District of Columbia (Center for Strategic International Studies, Inc.)
Series 2011
6.625%, 3/01/41	100	110,011
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	1,420	1,500,841
District of Columbia Water & Sewer Authority
Series 2014C
5.00%, 10/01/31	1,800	2,185,686

		3,796,538

Florida - 11.0%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.)
Series 2011A
8.125%, 11/15/46	100	117,509
Alachua County Health Facilities Authority (East Ridge Retirement Village, Inc.)
Series 2014
6.25%, 11/15/44	1,100	1,221,429
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida)
Series 2012A
8.00%, 10/01/46	435	556,195
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	1,000	1,152,500
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,148,720
Capital Trust Agency, Inc. (Million Air One LLC)
Series 2011
7.75%, 1/01/41	3,200	3,089,088
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	6,725	8,174,910
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	2,350	2,486,836
City of Tampa FL Solid Waste System Revenue
Series 2013
5.00%, 10/01/21	3,000	3,556,320

	Principal Amount (000)	U.S. $ Value
Collier County Industrial Development Authority (Arlington of Naples (The))
Series 2014A
8.125%, 5/15/44 (a)	$2,000	$2,289,600
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	10,000	11,638,500
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/35-6/01/45	2,900	2,999,772
Lakewood Ranch Stewardship District
4.875%, 5/01/45 (c)	1,400	1,381,352
Martin County Health Facilities Authority (Martin Memorial Medical Center)
Series 2012
5.50%, 11/15/32-11/15/42	1,950	2,184,012
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25	1,150	1,186,179
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	2,885	3,332,406
Miami-Dade County Expressway Authority
Series 2014A
5.00%, 7/01/34	4,000	4,683,640
Mid-Bay Bridge Authority
Series 2011A
7.25%, 10/01/40	300	365,886
Palm Beach County Health Facilities Authority (Sinai Residences of Boca Raton Project)
Series 2014A
7.50%, 6/01/49	200	230,318
Palm Beach County Health Facilities Authority (Waterford Retirement Communities)
Series 2007
5.875%, 11/15/37	100	104,961
Reedy Creek Improvement District
Series 2013A
5.00%, 6/01/24	3,000	3,643,350
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
5.625%, 4/01/43	3,765	4,237,282
Volusia County School Board COP
Series 2014B
5.00%, 8/01/31	1,625	1,922,651

		61,703,416

Georgia - 0.7%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	1,390	1,632,305
Series 2014A
5.00%, 1/01/33	1,820	2,155,772

		3,788,077

	Principal Amount (000)	U.S. $ Value
Idaho - 0.4%
Idaho Health Facilities Authority (The Terraces at Boise)
Series 2014A
8.00%, 10/01/44	$2,050	$2,195,878
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	200	243,328

		2,439,206

Illinois - 6.9%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42 (d)	4,300	4,535,941
Chicago Transit Authority (City of Chicago IL Fed Hwy Grant)
AGC Series 2008
5.00%, 6/01/18	1,170	1,287,889
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52	1,050	1,013,618
Illinois Finance Authority (Ascension Health Credit Group)
Series 2012A
5.00%, 11/15/42	3,600	4,076,388
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40	3,000	3,214,200
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/19-4/01/36	465	469,469
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	400	437,936
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.75%, 5/15/46	2,010	2,123,464
Illinois Finance Authority (Park Place of Elmhurst)
Series 2010A
8.00%, 5/15/20	430	301,202
8.125%, 5/15/40	975	683,933
8.25%, 5/15/45	2,350	1,648,196
Series 2010B
7.75%, 5/15/20	305	213,683
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2013
6.00%, 5/15/43	3,500	3,526,845

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (UNO Charter School Network, Inc.)
Series 2011A
7.125%, 10/01/41	$100	$115,261
State of Illinois
Series 2012
5.00%, 8/01/21-3/01/31	11,760	13,430,842
Series 2014
5.00%, 5/01/35	1,370	1,498,150

		38,577,017

Indiana - 2.0%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.125%, 8/15/27	1,000	1,125,440
5.50%, 8/15/40-8/15/45	3,020	3,360,732
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/40-7/01/48	5,900	6,477,205

		10,963,377

Iowa - 0.3%
Iowa Finance Authority (Alcoa, Inc.)
Series 2012
4.75%, 8/01/42	725	759,423
Iowa Tobacco Settlement Authority
Series 2005C
5.625%, 6/01/46	1,110	999,655

		1,759,078

Kentucky - 1.1%
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42	1,685	1,736,123
5.50%, 11/15/45	1,000	1,035,730
Kentucky Economic Development Finance Authority (Owensboro Medical Health System, Inc.)
Series 2010A
6.00%, 6/01/30	200	231,234
6.375%, 6/01/40	1,525	1,772,401
6.50%, 3/01/45	1,000	1,160,340

		5,935,828

Louisiana - 1.6%
Jefferson Parish Hospital Service District No 2
Series 2011
6.375%, 7/01/41	2,130	2,520,301

	Principal Amount (000)	U.S. $ Value
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2010A
6.00%, 10/01/44	$400	$487,336
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39	2,750	3,035,285
Series 2014A
7.50%, 7/01/23	1,250	1,293,913
Port New Orleans Board of Commissioners
Series 2013B
5.00%, 4/01/29-4/01/31	1,540	1,710,427

		9,047,262

Maryland - 0.5%
City of Baltimore MD Water Utility Fund
Series 2014D
5.00%, 7/01/31	1,300	1,586,195
City of Westminster MD (Lutheran Village at Miller’s Grant)
Series 2014D
3.875%, 7/01/19	1,125	1,162,046

		2,748,241

Massachusetts - 1.4%
Massachusetts Development Finance Agency (Lowell General Hospital)
Series 2013G
5.00%, 7/01/37	2,550	2,772,232
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	745	781,751
Massachusetts Development Finance Agency (North Hill Communities, Inc. Obligated Group)
Series 2013B
4.50%, 11/15/18 (a)	4,500	4,510,305

		8,064,288

Michigan - 7.5%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/32	4,400	4,836,348
5.25%, 7/01/39	2,575	2,850,808
City of Detroit MI Water Supply System Revenue
Series 2011C
5.00%, 7/01/41	1,060	1,136,691
Detroit City School District
Series 2012A
5.00%, 5/01/31	120	132,794
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue)
Series 2014C
5.00%, 7/01/17-7/01/18	2,000	2,193,720

	Principal Amount (000)	U.S. $ Value
Series 2014C-1
5.00%, 7/01/44	$1,750	$1,857,730
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/29-7/01/34	2,100	2,319,605
Michigan Finance Authority (Detroit City School District)
Series 2014E
2.85%, 8/20/15	3,700	3,721,312
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	2,000	2,312,620
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/31-7/01/33	7,950	8,967,728
Michigan State Hospital Finance Authority (Henry Ford Health System Obligated Group)
Series 2006A
5.25%, 11/15/32-11/15/46	300	318,805
Michigan State Hospital Finance Authority (Presbyterian Villages of Michigan Obligated Group)
Series 2005
5.50%, 11/15/35	1,750	1,750,420
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)	2,450	2,367,141
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	2,000	2,081,700
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	5,775	4,999,649

		41,847,071

Missouri - 0.7%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	100	109,422
Missouri Joint Municipal Electric Utility Commission
Series 2014
5.00%, 1/01/31	3,240	3,810,013

		3,919,435

Nebraska - 0.6%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/32-9/01/42	2,975	3,338,493

	Principal Amount (000)	U.S. $ Value
Nevada - 0.0%
City of Reno NV (Renown Regional Medical Center, Inc.)
Series 2007A
5.25%, 6/01/41	$130	$140,257

New Hampshire - 0.6%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	2,940	3,099,495

New Jersey - 5.0%
Gloucester County Pollution Control Financing Authority (Logan Cogen Proj)
Series 2014A
5.00%, 12/01/24	1,000	1,143,420
New Jersey Economic Development Authority
Series 2014U
5.00%, 6/15/21	3,500	4,045,160
New Jersey Economic Development Authority (Lions Gate Project)
Series 2014
5.25%, 1/01/44	3,600	3,745,260
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	735	784,355
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	2,850	3,085,638
Series 2000B
5.625%, 11/15/30	2,075	2,308,915
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	100	109,861
New Jersey State Turnpike Authority
Series 2013A
5.00%, 1/01/27-1/01/32	3,500	4,126,290
New Jersey Transportation Trust Fund Authority
Series 2014A
5.00%, 6/15/38	1,000	1,112,930
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41	9,650	7,743,256

		28,205,085

New Mexico - 0.2%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	1,060	1,061,855

	Principal Amount (000)	U.S. $ Value
New York - 9.1%
Build NYC Resource Corp. (South Bronx Charter School for International Cultures & The Arts)
Series 2013A
5.00%, 4/15/43	$1,900	$1,916,397
City of Newburgh NY
Series 2012A
5.625%, 6/15/34	245	271,482
Metropolitan Transportation Authority
Series 2013B
5.00%, 11/15/27	5,125	6,205,709
Series 2013E
5.00%, 11/15/32	4,425	5,238,492
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31 (b)	190	226,102
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32	75	76,402
6.70%, 1/01/49	454	468,619
Series 2014B
5.50%, 7/01/20	908	915,985
Series 2014C
2.00%, 1/01/49	514	41,102
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital)
Series 2012
5.00%, 7/01/37	300	326,478
New York City Industrial Development Agency (American Airlines, Inc.)
Series 2005
7.75%, 8/01/31	100	109,770
New York City Water & Sewer System
Series 2014E
5.00%, 6/15/36	1,900	2,261,114
New York Liberty Development Corp. (3 World Trade Center LLC)
Series 2014
5.00%, 11/15/44 (a)	2,900	3,101,144
5.375%, 11/15/40 (a)	1,110	1,261,349
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	100	110,031
New York Liberty Development Corp. (Goldman Sachs Headquarters LLC)
Series 2005
5.25%, 10/01/35	1,325	1,650,499
New York NY GO
Series 2013A-1
5.00%, 10/01/28 (b)	500	601,285
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2015A
5.00%, 3/15/35	2,250	2,703,082

	Principal Amount (000)	U.S. $ Value
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2012I
5.00%, 1/01/37	$2,000	$2,286,740
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46	1,125	1,142,955
Port Authority of New York & New Jersey
Series 2012
5.00%, 10/01/34	3,900	4,447,482
Series 2013178
5.00%, 12/01/33	5,000	5,820,650
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28-11/15/29 (b)	1,950	2,348,815
Ulster County Capital Resource Corp. (Kingston Regional Senior Living Corp.)
Series 2014A
Zero Coupon, 9/15/44 (a)(e)	360	267,300
Series 2014B
7.00%, 9/15/44 (a)	410	434,059
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
5.25%, 9/15/16	35	34,753
6.00%, 9/15/27-9/15/37	2,225	2,229,065
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	3,840	4,245,965

		50,742,826

North Carolina - 0.4%
North Carolina Medical Care Commission (Duke University Health System, Inc.)
Series 2012A
5.00%, 6/01/42	1,555	1,800,161
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2005A
6.00%, 10/01/23	275	277,841
6.125%, 10/01/35	100	100,666

		2,178,668

Ohio - 4.0%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	8,775	7,447,782
County of Erie OH (Firelands Regional Medical Center)
Series 2006A
5.25%, 8/15/46	1,115	1,140,143
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47	2,300	2,174,144

	Principal Amount (000)	U.S. $ Value
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	$1,030	$1,084,219
County of Muskingum OH (Genesis Health System Obligated Group)
Series 2013
5.00%, 2/15/44-2/15/48	4,100	4,258,897
Ohio State Water Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2008C
3.95%, 11/01/32	5,000	5,351,400
Pinnacle Community Infrastructure Financing Authority
Series 2004A
6.25%, 12/01/36	1,000	1,007,080

		22,463,665

Oklahoma - 0.3%
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35	1,300	1,410,006

Oregon - 0.1%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.00%, 10/01/19	650	700,817

Pennsylvania - 3.6%
Allegheny County Higher Education Building Authority (Chatham University)
Series 2012A
5.00%, 9/01/35	230	249,748
Bensalem Township School District
Series 2013
5.00%, 6/01/29	8,570	10,257,004
City of Philadelphia PA
Series 2013A
5.00%, 7/15/21	1,200	1,440,024
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45	180	195,383
Series 2012
5.25%, 1/01/41	1,000	1,044,070
Montgomery County Industrial Development Authority/PA (Philadelphia Presbytery Homes, Inc.)
Series 2010
6.50%, 12/01/25	200	236,134
Norristown Area School District COP
Series 2012
5.00%, 4/01/32	100	106,744

	Principal Amount (000)	U.S. $ Value
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	$265	$286,415
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/41	1,620	1,788,075
Pennsylvania Turnpike Commission
Series 2013A
5.00%, 12/01/43	4,000	4,477,120

		20,080,717

Puerto Rico - 0.5%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	2,495	2,429,931
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	335	268,700

		2,698,631

Rhode Island - 0.6%
Rhode Island Health & Educational Building Corp. (Tockwotton Home)
Series 2011
8.375%, 1/01/46	3,150	3,647,731

South Carolina - 0.4%
South Carolina Jobs-Economic Development Authority (Lutheran Homes of South Carolina Obligated Group)
Series 2013
5.00%, 5/01/43	1,000	1,027,110
5.125%, 5/01/48	1,000	1,027,310
South Carolina St Public Svc Auth
AMBAC Series 2007A
5.00%, 1/01/32 (b)	400	428,116

		2,482,536

Tennessee - 1.3%
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	4,890	5,385,455
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc. (The))
Series 2012

	Principal Amount (000)	U.S. $ Value
5.25%, 12/01/42	$1,000	$1,040,240
5.375%, 12/01/47	800	836,024

		7,261,719

Texas - 10.6%
Central Texas Regional Mobility Authority
Series 2011
6.00%, 1/01/41	120	144,395
Series 2013
5.00%, 1/01/42	3,500	3,834,530
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/42(c)	6,800	7,708,888
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	3,155	3,444,187
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2012
5.00%, 8/15/42	530	576,735
Series 2013
6.00%, 8/15/43	1,000	1,196,020
Dallas/Fort Worth International Airport
Series 2012E
5.00%, 11/01/35	1,500	1,658,745
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	3,150	3,418,790
El Paso Independent School District
Series 2014
5.00%, 8/15/32	1,060	1,292,522
Harris County-Houston Sports Authority
Series 2014C
5.00%, 11/15/32	1,000	1,167,470
Houston TX Util Sys
Series 2011D
5.00%, 11/15/28 (b)	400	484,476
New Hope Cultural Education Facilities Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49	1,700	1,732,419
North Texas Education Finance Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	280	303,512
North Texas Tollway Authority
Series 2014B
5.00%, 1/01/31	8,975	10,437,476
Red River Health Facilities Development Corp. (MRC Crestview)
Series 2011A
8.00%, 11/15/46	1,790	2,142,039
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44	1,315	1,520,166

	Principal Amount (000)	U.S. $ Value
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.50%, 1/01/32	$1,740	$1,859,294
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38	2,200	2,468,972
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22	200	208,986
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.25%, 11/15/44	1,500	1,512,690
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	1,065	1,154,907
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.)
Series 2008D
6.25%, 12/15/26	1,000	1,275,160
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	660	799,979
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	200	237,936
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	3,600	4,436,136
Travis County Health Facilities Development Corp. (Longhorn Village)
Series 2012A
7.00%, 1/01/32	1,200	1,333,044
7.125%, 1/01/46	2,430	2,678,152
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37	75	91,721

		59,119,347

Utah - 0.1%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31	95	105,538
Utah State Charter School Finance Authority
Series 2010
8.25%, 7/15/18 (Pre-refunded/ETM)	100	127,107

	Principal Amount (000)	U.S. $ Value
Utah State Charter School Finance Authority (Early Light Academy, Inc.)
Series 2010
8.50%, 7/15/46	$100	$113,154
Utah State Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	100	112,985

		458,784

Vermont - 0.0%
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33	200	207,872

Virginia - 2.8%
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43	1,030	1,069,675
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series 2012A
5.00%, 7/15/47	300	329,478
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/47	1,955	2,026,866
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47	10,065	7,359,629
Virginia College Bldg Auth Virginia Lease 21st Century College Prog
Series 2013A
5.00%, 2/01/28 (b)	550	663,635
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.50%, 1/01/42	3,580	3,986,724

		15,436,007

Washington - 2.6%
Washington Health Care Facilities Authority (Multicare Health System Obligated Group)
Series 2012A
5.00%, 8/15/44	1,000	1,131,030
Washington Health Care Facilities Authority (Providence Health & Services Obligated Group)
Series 2012A
5.00%, 10/01/42	3,350	3,815,080
Washington St GO
939748.00%, 7/01/24 (b)	1,000	1,189,170
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47	2,650	2,870,003

	Principal Amount (000)	U.S. $ Value
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)	$3,215	$3,551,418
Washington State Housing Finance Commission (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	2,265	2,256,784

		14,813,485

West Virginia - 0.4%
West Virginia Hospital Finance Authority (West Virginia United Health System, Inc.)
Series 2013A
5.50%, 6/01/44	2,100	2,472,288

Wisconsin - 1.0%
Public Finance Authority (Rose Villa)
Series 2014A
5.75%, 11/15/44	1,000	1,040,880
University of Wisconsin Hospitals & Clinics Authority
Series 2013A
5.00%, 4/01/38	4,155	4,752,240

		5,793,120

Total Long-Term Municipal Bonds (cost $501,272,282)		539,791,218

Short-Term Municipal Notes - 2.1%
Mississippi - 0.9%
Mississippi Business Finance Corp. (Chevron USA, Inc.)
Series 2010H
0.02%, 11/01/35 (f)	5,000	5,000,000

Texas - 1.2%
Gulf Coast Industrial Development Authority (Exxon Mobil Corp.)
Series 2012
0.02%, 11/01/41 (f)	7,000	7,000,000

Total Short-Term Municipal Notes (cost $12,000,000)		12,000,000

Total Municipal Obligations (cost $513,272,282)		551,791,218

	Shares
SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 2.5%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09% (g)(h) (cost $13,856,839)	13,856,839	13,856,839

U.S. $ Value
Total Investments - 101.0% (cost $527,129,121) (i)	$565,648,057
Other assets less liabilities - (1.0)%	(5,661,026)

Net Assets - 100.0%	$559,987,031

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00%	3.65%	$5,000	$308,937	$118,109
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00%	3.66%	5,500	339,830	75,290
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00%	3.66%	5,500	339,831	48,195
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00%	3.66%	3,000	185,362	35,377
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00%	3.66%	2,500	154,468	25,873

				$1,328,428	$302,844

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate market value of these securities amounted to $34,890,656 or 6.2% of net assets.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	When-Issued or delayed delivery security.
(d)	Illiquid security.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $38,962,357 and gross unrealized depreciation of investments was $(443,421), resulting in net unrealized appreciation of $38,518,936.

As of January 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.7% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AMBAC	-	Ambac Assurance Corporation
CDX-NAHY	-	North American High Yield Credit Default Swap Index
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
INTRCONX	-	Inter-Continental Exchange
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Shares

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1			Level 2			Level 3		Total
Assets:
Long-Term Municipal Bonds:
Alaska	$	– 0	–	$	– 0	–	$111,074		$111,074
Arizona		– 0	–		4,847,595		1,771,497		6,619,092
California		– 0	–		32,521,427		11,253,825		43,775,252
Colorado		– 0	–		13,816,357		2,659,760		16,476,117
Florida		– 0	–		54,128,670		7,574,746		61,703,416
Idaho		– 0	–		243,328		2,195,878		2,439,206
Illinois		– 0	–		25,851,876		12,725,141		38,577,017
Kentucky		– 0	–		3,163,975		2,771,853		5,935,828
Louisiana		– 0	–		4,718,064		4,329,198		9,047,262
Maryland		– 0	–		1,586,195		1,162,046		2,748,241
Massachusetts		– 0	–		3,553,983		4,510,305		8,064,288
Michigan		– 0	–		39,479,930		2,367,141		41,847,071
New Jersey		– 0	–		24,459,825		3,745,260		28,205,085
New York		– 0	–		40,660,323		10,082,503		50,742,826
North Carolina		– 0	–		1,800,161		378,507		2,178,668
Ohio		– 0	–		19,282,441		3,181,224		22,463,665
Oklahoma		– 0	–		– 0	–	1,410,006		1,410,006
Oregon		– 0	–		– 0	–	700,817		700,817
Pennsylvania		– 0	–		18,841,264		1,239,453		20,080,717
Rhode Island		– 0	–		– 0	–	3,647,731		3,647,731
South Carolina		– 0	–		428,116		2,054,420		2,482,536
Tennessee		– 0	–		5,385,455		1,876,264		7,261,719
Texas		– 0	–		45,431,158		13,688,189		59,119,347
Utah		– 0	–		112,985		345,799		458,784
Vermont		– 0	–		– 0	–	207,872		207,872
Virginia		– 0	–		12,339,466		3,096,541		15,436,007
Washington		– 0	–		6,135,280		8,678,205		14,813,485
Wisconsin		– 0	–		4,752,240		1,040,880		5,793,120
Other		– 0	–		67,444,969		– 0	–	67,444,969
Short-Term Municipal Notes		– 0	–		12,000,000		– 0	–	12,000,000
Short-Term Investments		13,856,839			– 0	–	– 0	–	13,856,839

Total Investments in Securities		13,856,839			442,985,083		108,806,135		565,648,057
Other Financial Instruments*:
Assets:
Centrally Cleared Credit Default Swaps		– 0	–		302,844		– 0	–	302,844
Liabilities		– 0	–		– 0	–	– 0	–	– 0	–

Total+		$13,856,839			$443,287,927		$108,806,135		$565,950,901

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 4/30/14	$77,665,952		$77,665,952
Accrued discounts/(premiums)	(4,306)		(4,306)
Realized gain (loss)	517,642		517,642
Change in unrealized appreciation/depreciation	6,947,828		6,947,828
Purchases	27,124,655		27,124,655
Sales	(3,445,636)		(3,445,636)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/15	$108,806,135		$108,806,135

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/15	$6,947,828		$6,947,828

As of January 31, 2015 all Level 3 securities were priced by third party vendors or at cost, which approximates fair value.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Taxable Multi-Sector Income Shares

Portfolio of Investments

January 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 55.9%
Industrial - 32.0%
Basic - 4.1%
BHP Billiton Finance USA Ltd.
1.875%, 11/21/16	$1,175	$1,196,005
Dow Chemical Co. (The)
2.50%, 2/15/16	1,175	1,195,043
Ecolab, Inc.
3.00%, 12/08/16	1,145	1,185,668
Freeport-McMoRan, Inc.
2.30%, 11/14/17	1,500	1,475,123
Glencore Funding LLC
1.70%, 5/27/16 (a)	1,200	1,205,598
Monsanto Co.
0.432%, 11/07/16 (b)	130	129,795
PPG Industries, Inc.
6.65%, 3/15/18	59	67,766
Rio Tinto Finance USA PLC
1.375%, 6/17/16	625	630,139

		7,085,137

Capital Goods - 1.7%
Caterpillar Financial Services Corp.
Series G
2.05%, 8/01/16	1,180	1,204,481
John Deere Capital Corp.
0.75%, 1/22/16	435	436,444
1.125%, 6/12/17	700	701,866
Republic Services, Inc.
3.80%, 5/15/18	555	590,969

		2,933,760

Communications - Media - 3.4%
CBS Corp.
1.95%, 7/01/17	555	561,541
Cox Communications, Inc.
5.50%, 10/01/15	1,230	1,269,098
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2.40%, 3/15/17	1,065	1,088,778
NBCUniversal Enterprise, Inc.
0.79%, 4/15/16 (a)(b)	270	270,452
NBCUniversal Media LLC
3.65%, 4/30/15	755	760,853
Time Warner Cable, Inc.
5.85%, 5/01/17	890	974,487
Time Warner, Inc.
3.15%, 7/15/15	985	996,671

		5,921,880

Communications - Telecommunications - 2.3%
AT&T, Inc.
1.40%, 12/01/17	1,035	1,032,139
British Telecommunications PLC
1.625%, 6/28/16	990	998,576

	Principal Amount (000)	U.S. $ Value
Deutsche Telekom International Finance BV
2.25%, 3/06/17 (a)	$1,170	$1,193,311
Verizon Communications, Inc.
2.00%, 11/01/16	680	691,115

		3,915,141

Consumer Cyclical - Automotive - 1.3%
Ford Motor Credit Co. LLC
2.145%, 1/09/18	500	505,936
3.00%, 6/12/17	1,155	1,189,914
Volkswagen International Finance NV
1.125%, 11/18/16 (a)	600	600,793

		2,296,643

Consumer Cyclical - Retailers - 2.2%
CVS Health Corp.
3.25%, 5/18/15	1,165	1,174,387
Kohl’s Corp.
6.25%, 12/15/17	1,000	1,122,449
Walgreen Co.
1.00%, 3/13/15	790	790,498
Walgreens Boots Alliance, Inc.
1.75%, 11/17/17	675	681,228

		3,768,562

Consumer Non-Cyclical - 9.3%
AbbVie, Inc.
1.75%, 11/06/17	1,195	1,204,314
Actavis Funding SCS
1.30%, 6/15/17	1,150	1,139,377
Allergan, Inc./United States
1.35%, 3/15/18	401	395,166
Altria Group, Inc.
4.125%, 9/11/15	955	975,957
Amgen, Inc.
2.125%, 5/15/17	1,175	1,197,500
Anheuser-Busch InBev Finance, Inc.
0.80%, 1/15/16	1,205	1,208,623
Bayer US Finance LLC
1.50%, 10/06/17 (a)	1,250	1,260,591
Becton Dickinson and Co.
2.675%, 12/15/19	740	759,519
Bunge Ltd. Finance Corp.
4.10%, 3/15/16	560	578,194
Express Scripts Holding Co.
2.65%, 2/15/17	1,225	1,259,026
Kraft Foods Group, Inc.
1.625%, 6/04/15	1,085	1,088,204
Kroger Co. (The)
3.90%, 10/01/15	1,135	1,158,164
Laboratory Corp. of America Holdings
2.625%, 2/01/20	1,675	1,694,095
Medtronic, Inc.
2.50%, 3/15/20 (a)	760	781,698

	Principal Amount (000)	U.S. $ Value
Thermo Fisher Scientific, Inc.
3.20%, 5/01/15-3/01/16	$1,235	$1,251,012
Whirlpool Corp.
1.35%, 3/01/17	138	138,197

		16,089,637

Energy - 3.6%
Anadarko Petroleum Corp.
5.95%, 9/15/16	1,025	1,096,162
Enterprise Products Operating LLC
3.20%, 2/01/16	764	773,950
Series L
6.30%, 9/15/17	215	240,234
Kinder Morgan Energy Partners LP
3.50%, 3/01/16	501	512,481
Kinder Morgan, Inc. /DE
3.05%, 12/01/19	1,050	1,059,638
Marathon Petroleum Corp.
3.50%, 3/01/16	959	982,429
Transocean, Inc.
4.95%, 11/15/15	1,007	1,019,767
Williams Partners LP
3.80%, 2/15/15	570	570,511

		6,255,172

Technology - 3.1%
Apple, Inc.
1.05%, 5/05/17	1,030	1,037,808
Cisco Systems, Inc.
0.515%, 3/03/17 (b)	1,210	1,208,477
Hewlett-Packard Co.
2.65%, 6/01/16	1,050	1,072,319
KLA-Tencor Corp.
2.375%, 11/01/17	1,500	1,521,004
Xerox Corp.
2.95%, 3/15/17	510	526,890

		5,366,498

Transportation - Services - 1.0%
FedEx Corp.
2.30%, 2/01/20	1,600	1,626,386

		55,258,816

Financial Institutions - 22.5%
Banking - 17.2%
Abbey National Treasury Services PLC/London
4.00%, 4/27/16	805	834,855
ABN AMRO Bank NV
1.375%, 1/22/16 (a)	750	754,072
American Express Credit Corp.
1.55%, 9/22/17	1,357	1,368,602
Bank of America Corp.
1.25%, 1/11/16	1,605	1,609,648
Barclays Bank PLC
3.90%, 4/07/15	805	809,864

	Principal Amount (000)	U.S. $ Value
BB&T Corp.
2.05%, 6/19/18	$595	$603,759
Branch Banking & Trust Co.
1.35%, 10/01/17	710	712,632
Capital One Bank USA NA
1.15%, 11/21/16	1,045	1,045,142
Capital One Financial Corp.
2.45%, 4/24/19	650	658,675
Citigroup, Inc.
1.30%, 4/01/16	1,015	1,018,727
1.35%, 3/10/17	335	334,722
1.85%, 11/24/17	185	186,323
2.50%, 7/29/19	175	177,595
Fifth Third Bancorp	515	528,302
3.625%, 1/25/16
Goldman Sachs Group, Inc. (The)
1.60%, 11/23/15	1,010	1,017,104
HSBC USA, Inc.
0.573%, 11/13/17 (b)	1,500	1,500,816
Huntington National Bank (The)
1.30%, 11/20/16	1,200	1,202,711
ING Bank NV
1.375%, 3/07/16 (a)	910	915,453
JPMorgan Chase & Co.
0.752%, 2/15/17 (b)	1,025	1,024,376
3.15%, 7/05/16	1,125	1,158,837
Lloyds Bank PLC
4.875%, 1/21/16	1,120	1,164,372
Manufacturers & Traders Trust Co.
1.45%, 3/07/18	565	562,935
Mizuho Bank Ltd.
0.684%, 4/16/17 (a)(b)	1,000	997,350
1.70%, 9/25/17 (a)	300	300,461
Morgan Stanley
1.75%, 2/25/16	1,260	1,268,654
1.875%, 1/05/18	300	301,761
PNC Bank NA
1.50%, 10/18/17	1,350	1,362,463
Royal Bank of Canada
0.587%, 1/23/17 (b)	1,615	1,617,164
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	1,174	1,185,450
SunTrust Banks, Inc.
3.60%, 4/15/16	1,140	1,175,865
US Bancorp/MN
0.722%, 11/15/18 (b)	130	130,679
US Bank, NA/Cincinnati OH
1.375%, 9/11/17	1,200	1,209,173
Wells Fargo & Co.
1.15%, 6/02/17	1,100	1,099,868

		29,838,410

Finance - 1.0%
General Electric Capital Corp.
Series G
2.20%, 1/09/20	1,600	1,630,600

	Principal Amount (000)	U.S. $ Value
Insurance - 3.3%
American International Group, Inc.
5.45%, 5/18/17	$1,000	$1,092,198
Cigna Corp.
2.75%, 11/15/16	1,230	1,267,440
Hartford Financial Services Group, Inc. (The)
4.00%, 3/30/15	1,155	1,161,125
New York Life Global Funding
0.80%, 2/12/16 (a)	1,205	1,210,255
Prudential Financial, Inc.
4.75%, 9/17/15	945	968,222

		5,699,240

REITS - 1.0%
HCP, Inc.
3.75%, 2/01/16	763	783,613
Health Care REIT, Inc.
3.625%, 3/15/16	757	778,950
4.70%, 9/15/17	215	232,107

		1,794,670

		38,962,920

Utility - 1.4%
Electric - 1.4%
Constellation Energy Group, Inc.
4.55%, 6/15/15	1,040	1,054,184
Dominion Resources, Inc./VA
1.95%, 8/15/16	1,250	1,267,989
Exelon Generation Co. LLC
2.95%, 1/15/20	130	132,211

		2,454,384

Total Corporates - Investment Grade (cost $96,433,091)		96,676,120

ASSET-BACKED SECURITIES - 11.9%
Autos - Fixed Rate - 4.7%
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A2
0.69%, 9/15/17 (a)	921	921,167
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21	839	842,280
Ford Credit Floorplan Master Owner Trust
Series 2014-1, Class A1
1.20%, 2/15/19	1,000	1,001,260
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19	1,000	1,002,612
Series 2015-1, Class A3
1.41%, 6/15/20	812	812,566
Hertz Vehicle Financing LLC
Series 2010-1A, Class A2
3.74%, 2/25/17 (a)	1,000	1,024,487

	Principal Amount (000)	U.S. $ Value
Hyundai Auto Receivables Trust
Series 2015-A, Class A2
0.68%, 10/16/17	$674	$674,044
Mercedes-Benz Auto Lease Trust
Series 2014-A, Class A2A
0.48%, 6/15/16	841	840,781
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18	1,000	999,137

		8,118,334

Credit Cards - Floating Rate - 4.2%
American Express Issuance Trust II
Series 2013-1, Class A
0.447%, 2/15/19 (b)	1,200	1,197,739
Barclays Dryrock Issuance Trust
Series 2014-2, Class A
0.507%, 3/16/20 (b)	1,000	998,052
Cabela’s Credit Card Master Note Trust
Series 2012-2A, Class A2
0.647%, 6/15/20 (a)(b)	1,000	1,006,520
Chase Issuance Trust
Series 2012-A2, Class A2
0.437%, 5/15/19 (b)	1,000	1,000,591
Citibank Credit Card Issuance Trust
Series 2013-A7, Class A7
0.596%, 9/10/20 (b)	1,000	1,002,903
Discover Card Execution Note Trust
Series 2014-A1, Class A1
0.597%, 7/15/21 (b)	1,000	999,605
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.547%, 12/15/19 (b)	1,000	1,001,875

		7,207,285

Credit Cards - Fixed Rate - 1.5%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20	560	562,912
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22	1,000	1,014,280
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21	1,000	1,003,081

		2,580,273

Other ABS - Fixed Rate - 0.6%
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)	1,000	999,786

	Principal Amount (000)	U.S. $ Value
Other ABS - Floating Rate - 0.5%
GE Dealer Floorplan Master Note Trust
Series 2015-1, Class A
0.668%, 1/20/20 (b)	$900	$900,000

Autos - Floating Rate - 0.4%
Santander Drive Auto Receivables Trust
Series 2014-2, Class A2B
0.487%, 7/17/17 (b)	776	775,452

Total Asset-Backed Securities (cost $20,564,680)		20,581,130

INFLATION-LINKED SECURITIES - 9.8%
United States - 9.8%
U.S. Treasury Inflation Index
0.125%, 4/15/18 (TIPS) (cost $16,763,654)	16,764	17,041,942

GOVERNMENTS - TREASURIES - 7.8%
United States - 7.8%
U.S. Treasury Notes
0.875%, 7/15/17 (cost $13,432,883)	13,450	13,540,371

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.3%
Non-Agency Fixed Rate CMBS - 6.5%
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A2
2.962%, 11/10/46	1,000	1,043,809
Commercial Mortgage Pass Through Certificates
Series 2013-CR10, Class A2
2.972%, 8/10/46	1,050	1,096,617
Series 2013-CR6, Class A2
2.122%, 3/10/46	1,000	1,018,435
Series 2014-LC15, Class A2
2.84%, 4/10/47	790	820,859
GS Mortgage Securities Trust
Series 2014-GC20, Class A2
3.002%, 4/10/47	1,000	1,046,530
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C13, Class A2
2.665%, 1/15/46	1,000	1,033,087
Series 2013-C16, Class A2
3.07%, 12/15/46	1,000	1,047,672
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A2
2.977%, 11/15/45	1,000	1,044,855
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class A2
3.085%, 8/15/46	1,000	1,049,830
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A5
5.416%, 1/15/45	1,000	1,033,880

	Principal Amount (000)	U.S. $ Value
WFRBS Commercial Mortgage Trust
Series 2013-C16, Class A2
3.223%, 9/15/46	$1,000	$1,054,469

		11,290,043

Non-Agency Floating Rate CMBS - 0.8%
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.087%, 6/15/29 (a)(b)	1,000	998,095
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.218%, 4/15/32 (a)(b)	425	420,561

		1,418,656

Total Commercial Mortgage-Backed Securities (cost $12,660,450)		12,708,699

	Shares
SHORT-TERM INVESTMENTS - 7.0%
Investment Companies - 7.0%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09% (c)(d) (cost $12,079,646)	12,079,646	12,079,646

Total Investments - 99.7% (cost $171,934,404) (e)		172,627,908
Other assets less liabilities - 0.3%		462,821

Net Assets - 100.0%		$173,090,729

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(CME):
CDX-NAIG Series 22, 5 Year Index, 06/20/2019*	1.00%	0.61%	$20,000	$351,190	$62,228
CDX-NAIG Series 22, 5 Year Index, 06/20/2019*	1.00%	0.61%	3,250	57,068	10,486
CDX-NAIG Series 22, 5 Year Index, 06/20/2019*	1.00%	0.61%	2,500	43,899	4,868
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAIG Series 23, 5 Year Index, 12/20/2019*	1.00%	0.70%	2,500	38,363	10,614
CDX-NAIG Series 23, 5 Year Index, 12/20/2019*	1.00%	0.70%	2,500	38,364	(1,434)

				$528,884	$86,762

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate market value of these securities amounted to $14,860,650 or 8.6% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at January 31, 2015.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $824,394 and gross unrealized depreciation of investments was $(130,890), resulting in net unrealized appreciation of $693,504.

Glossary:

ABS	–	Asset-Backed Securities
BA	–	Banker’s Acceptance
CDX-NAIG	–	North American Investment Grade Credit Default Swap Index
CMBS	–	Commercial Mortgage-Backed Securities
CME	–	Chicago Mercantile Exchange
INTRCONX	–	Inter-Continental Exchange
REIT	–	Real Estate Investment Trust
TIPS	–	Treasury Inflation Protected Security

AB Taxable Multi-Sector Income Shares

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$96,676,120		$	– 0	–	$96,676,120
Asset-Backed Securities		– 0	–	19,581,344			999,786		20,581,130
Inflation-Linked Securities		– 0	–	17,041,942			– 0	–	17,041,942
Governments - Treasuries		– 0	–	13,540,371			– 0	–	13,540,371
Commercial Mortgage-Backed Securities		– 0	–	12,708,699			– 0	–	12,708,699
Short-Term Investments		12,079,646		– 0	–		– 0	–	12,079,646

Total Investments in Securities		12,079,646		159,548,476			999,786		172,627,908
Other Financial Instruments* :
Assets:
Centrally Cleared Credit Default Swaps		– 0	–	88,196			– 0	–	88,196
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(1,434)			– 0	–	(1,434)

Total+		$12,079,646		$159,635,238			$999,786		$172,714,670

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities			Total
Balance as of 4/30/14	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		6			6
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(137)			(137)
Purchases		999,917			999,917
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 1/31/15		$999,786			$999,786

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/15		$(137)			$(137)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	March 20, 2015